Equity Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted			$ 10.08	$ 6.55	$ 6.55	$ 6.27
Number of options granted			4,071,846
Expected dividend yield			0.00%	0.00%	0.00%	0.00%
Share-based compensation expense	$ 3,335	$ 2,553	$ 9,713	$ 8,103	$ 11,149	$ 7,009
Unrecognized share-based compensation expense related to unvested stock options	$ 34,500		$ 34,500		$ 18,300
Unrecognized share-based compensation expense related to unvested stock options, weighted-average period for recognition			3 years 21 days		2 years 8 months 19 days
Initial share reserve	34,578,262		34,578,262		114,887,927
Option Valuation Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield				0.00%	0.00%
Stock Option Modifications [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental stock compensation resulted from option modification					$ 500
Convertible Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial share reserve					92,790,094
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense related to unvested stock options, weighted-average period for recognition			8 months 23 days
Unrecognized share-based compensation expense related to unvested RSUs	$ 300		$ 300
2009 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance					6,827,996	4,785,499	3,423,473
Share-based compensation forfeited shares						880,487
Weighted-average exercise price for options exercisable					$ 3.68
Weighted-average grant date fair value of options granted					$ 4.15	$ 4.00
Intrinsic value of awards exercised					$ 3,000	$ 300
Number of options granted					4,764,625	1,604,496
2009 Equity Incentive Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance		0		0	21,721,249
2009 Equity Incentive Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation granted shares							880,487
Share-based compensation forfeited shares						880,487
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance	15,474,217,000		15,474,217,000		6,827,996,000
Initial share reserve								15,519,170
2019 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial share reserve	15,519,170		15,519,170
2019 Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation granted shares			12,810
Weighted-average grant date fair value per share			$ 41.63
Sequenta 2008 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance		0		0
Sequenta, Inc. 2008 Stock Plan | Convertible Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of awards exercised					$ 800	$ 1,000
Number of options granted					0	0
Maximum | 2009 Equity Incentive Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration period			10 years		10 years
Maximum | 2019 Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option expiration period			10 years